NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
NET INCOME PER SHARE
Schedule of components of basic and diluted net income per share

	Year ended December 31,
	2013		2014		2015
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RUB	RUB	RUB	RUB	RUB	$	RUB	$
Net income, allocated for basic	9,674	3,800	13,300	3,720	7,992	109.7	1,687	23.1
Reallocation of net income as a result of conversion of Class B to Class A shares	3,800	—	3,720	—	1,687	23.1	—	—
Reallocation of net income to Class B shares	—	37	—	32	—	—	11	0.2

Net income, allocated for diluted	13,474	3,837	17,020	3,752	9,679	132.8	1,698	23.3
Weighted average ordinary shares outstanding—basic	234,522,372	92,135,406	249,543,232	69,793,550	263,033,597	263,033,597	55,508,290	55,508,290
Dilutive effect of:
Conversion of Class B to Class A shares	92,135,406	—	69,793,550	—	55,508,290	55,508,290	—	—
Share-Based Awards	7,913,434	3,138,966	6,273,495	1,988,808	5,171,550	5,171,550	1,258,731	1,258,731

Weighted average ordinary shares outstanding—diluted	334,571,212	95,274,372	325,610,277	71,782,358	323,713,437	323,713,437	56,767,021	56,767,021

Net income per share attributable to ordinary shareholders:
Basic	41.25	41.25	53.30	53.30	30.39	0.42	30.39	0.42

Diluted	40.27	40.27	52.27	52.27	29.90	0.41	29.90	0.41